Share-Based Compensation - Additional Information (Details)				1 Months Ended					12 Months Ended
	Nov. 12, 2020 shares	Jan. 12, 2018 shares	Mar. 09, 2015 shares	Dec. 31, 2024 CNY (¥) shares	Oct. 31, 2024 shares	Feb. 28, 2022 CNY (¥)	Oct. 31, 2020 shares	Jun. 30, 2020 $ / shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, granted | shares					7,500,000					37,400,000
Change in fairvalue of restricted shares | ¥										¥ 0
Compensation expense | ¥										35,680,000	¥ 41,841,000	¥ 58,880,000
Unrecognized compensation expense | ¥				¥ 32,842,000					¥ 32,842,000	¥ 32,842,000	¥ 60,386,000
Weighted-average period for unrecognized compensation expense to be recognized										1 year 8 months 26 days	2 years 3 months 25 days
Weighted average exercise price, Granted | $ / shares									¥ 0.0014
Granted to Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, granted | shares					5,000,000
2015 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares			59,899,375
Options vesting period			5 years
2015 Share Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options vesting period			2 years
2018 Share Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares		25,703,602
2020 Share Incentive Plan | Modification in February 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | ¥										¥ 335,000	¥ 741,000	2,638,000
2020 Share Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, granted | shares	20,521,221
Annual increase, percentage of issued and outstanding shares	2.00%
2020 Share Incentive Plan | Maximum | Modification in February 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental costs | ¥						¥ 3,750,000
Restricted Share Purchase Agreement With Shareholding Platform | Employee Benefit Trust
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of nonvested shares approved for accelerated vesting | shares				240,440
Compensation expense | ¥				¥ 6,861,000						¥ 26,237,000	¥ 41,854,000	¥ 70,678,000
Weighted-average period for unrecognized compensation expense to be recognized										9 months 29 days	9 months 18 days
Number of shares granted | shares							32,855,200
Weighted average exercise price, Granted | $ / shares								$ 0.0014
Unrecognized compensation costs | ¥				¥ 4,086,000					¥ 4,086,000	¥ 4,086,000	¥ 31,905,000